Borrowings	6 Months Ended
Jun. 30, 2022
Borrowings

5.	Borrowings

	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Current
Lease liabilities	167	146
Total	167	146
Non-current
Lease liabilities	546	620
Total	546	620

Book values approximate to fair value at 30 June 2022 and 31 December 2021.

Obligations under finance leases are secured by a fixed charge over the fixed assets to which they relate.